Adviser Class

Prospectus Supplement

March 31, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated

March 31, 2005 to

the Adviser Class

Prospectus dated

January 31, 2005

U.S. Small Cap

Value Portfolio

The first paragraph on page 7 of the prospectus is revised to reflect the following additional category of new investors to whom the Fund will continue to offer shares of the U.S. Small Cap Value Portfolio. The Fund will continue to offer shares of the Portfolio to clients of Morgan Stanley’s proprietary mutual fund asset allocation program.

LIT MCVAX 03/05

Please retain this supplement for future reference.

Institutional Class

Prospectus Supplement

March 31, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated

March 31, 2005 to

the Institutional Class Prospectus dated

January 31, 2005

U.S. Small Cap

Value Portfolio

The first paragraph on page 7 of the prospectus is revised to reflect the following additional category of new investors to whom the Fund will continue to offer shares of the U.S. Small Cap Value Portfolio. The Fund will continue to offer shares of the Portfolio to clients of Morgan Stanley’s proprietary mutual fund asset allocation program.

LIT MPSCX 03/05

Please retain this supplement for future reference.